Severance, acquisition and other costs	6 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Severance, acquisition and other costs

Note 6	Severance, acquisition and other costs

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2020	2019	2020	2019
Severance	(2)	(20)	(10)	(27)
Acquisition and other	(20)	(19)	(28)	(36)
Total severance, acquisition and other costs	(22)	(39)	(38)	(63)
Severance costs
Severance costs consist of charges related to involuntary and voluntary employee terminations.
Acquisition and other costs
Acquisition and other costs consist of transaction costs, such as legal and financial advisory fees, related to completed or potential acquisitions, employee severance costs related to the purchase of a business, the costs to integrate acquired companies into our operations, litigation costs, when they are significant, and other costs.